STOCKHOLDERS EQUITY (Details Narrative) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 03, 2021	Aug. 31, 2020	May 31, 2020	Jan. 31, 2020	Jul. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 02, 2021	Nov. 12, 2020	Aug. 15, 2020
Common stock shares, authorized						500,000,000		500,000,000		500,000,000	500,000,000
Common stock shares, Par value						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock shares, issued						376,815,718		376,815,718		296,236,627	289,147,675
Preferred stock shared authorized						100,000,000		100,000,000		100,000,000	100,000,000
Preferred stock, par value						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock shares, outstanding						376,815,718		376,815,718		296,236,627	289,147,675
Common stock issued for common stock to be issued										17,280,000			17,280,000
Pursuant to subscription agreement shares issued per share										$ 0.025	$ 0.02
Shares issued pursuant to a subscription agreement					44,600,000					1,000,000	9,150,000
Shares issued pursuant to a subscription agreement, amount										$ 25,000
Common shares issued for services, shares								6,750,000		16,750,000
Value of the issuance of stock								$ 588,592	$ 945,000	$ 1,300,375	$ 738,750
Stock- based compensation expense										787,771
Common stock issued for payment of accounts payable										$ 106,952
Cancellation of common shares											28,040,000
Stock reserved for issuance										1,347,894			17,280,000
Proceeds from sale of preferred stock								2,963,500	360,000
Stock- based compensation expense						$ 212,864	$ 153,564	678,146	302,961	$ 648,831	$ 871,860
Chief Technology Officer [Member]
Common stock shares, issued														20,000,000
Stock- based compensation expense						$ 58,000	$ 36,000	$ 203,000	$ 72,000	156,000	558,010
August 2020 [Member]
Common shares issued for services, shares		23,350,000
Stock- based compensation expense										270,313	102,891
Common stock for services per share		$ 0.025
January 2020 [Member]
Common shares issued for services, shares				4,000,000
Stock- based compensation expense											80,000
Common stock for services per share				$ 0.02
May 2020 [Member]
Common shares issued for services, shares			2,500,000
Stock- based compensation expense										$ 38,750	$ 18,750
Common stock for services per share			$ 0.03
Series E Preferred Stock [Member]
Preferred stock, par value												$ 0.05
Conversion of preferred stock	13,650,000
Preferred stock issued										13,650,000		13,650,000
Proceeds from sale of preferred stock	$ 682,500
Preferred stock conversion price	$ 0.20
Series D Preferred Stock [Member]
Conversion of preferred stock											50,000
Preferred stock issued										50,000	50,000